Deferred tax assets and liabilities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities
Carry-forward tax losses	€ 21,360
Carry-forward tax losses indefinitely	15,256
Deferred tax assets	€ 9,023	€ 7,615
Tax rate	24.00%	24.00%	24.00%
Accumulated impairment
Deferred tax assets and liabilities
Deferred tax assets	€ (6,744)	€ (5,741)
Italy
Deferred tax assets and liabilities
Carry-forward tax losses	€ 12,039
Tax rate	24.00%
Italy | Accumulated impairment
Deferred tax assets and liabilities
Deferred tax assets	€ (5,329)
Italy | Unused tax losses
Deferred tax assets and liabilities
Deferred tax assets	2,936
Foreign (outside Italy)
Deferred tax assets and liabilities
Carry-forward tax losses	€ 9,321
Tax rate	33.60%
Foreign (outside Italy) | Accumulated impairment
Deferred tax assets and liabilities
Deferred tax assets	€ (1,415)
Foreign (outside Italy) | Unused tax losses
Deferred tax assets and liabilities
Deferred tax assets	€ 3,129